Real Estate Investments, Net (Tables)	12 Months Ended
Dec. 31, 2020
Real Estate [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table presents the allocation of the assets acquired and liabilities assumed, as well as capitalized construction in progress during the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
(In thousands)	2020	2019	2018
Real estate investments, at cost:
Land	$7,665	$6,356	$14,417
Buildings, fixtures and improvements	90,699	68,903	98,236
Development costs	—	5,721	8,591
Total tangible assets	98,364	80,980	121,244
Acquired intangibles:
In-place leases and other intangible assets (1)	10,369	11,777	6,823
Market lease and other intangible assets (1)	496	724	275
Market lease liabilities (1)	(362)	(1,483)	(286)
Total intangible assets and liabilities	10,503	11,018	6,812
Mortgage notes payable, net	(13,883)	—	—
Cash paid for real estate investments, including acquisitions	$94,984	$91,998	$128,056
Number of properties purchased	9	9	14
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(1) Weighted-average remaining amortization periods for in-place leases, above-market leases and below market leases acquired were 1.7 years, 7.7 years and 7.4 years, respectively, as of December 31, 2020. Weighted-average remaining amortization periods for in-place leases and above-market leases acquired were 8.1 years and 7.0 years, respectively, as of December 31, 2019. There were no below market leases acquired in the year ended December 31, 2019.
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas	The following table lists the states where the Company had concentrations of properties where annualized rental income on a straight-line basis represented 10% or more of consolidated annualized rental income on a straight-line basis for all properties as of December 31, 2020, 2019 and 2018:

	December 31,
State	2020	2019	2018
Florida (1)	20.6%	25.2%	16.6%
Georgia	*	*	10.1%
Michigan (2)	*	10.9%	13.1%
Pennsylvania	10.4%	*	10.2%
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*    State’s annualized rental income on a straight-line basis was not greater than 10% of total annualized rental income for all portfolio properties as of the period specified.
(1)During the fourth quarter of 2020, the Company completed the sale of its skilled nursing facility in Lutz, Florida. In addition, in August 2020 the Company entered into an agreement to sell our skilled nursing facility in Wellington, Florida, and our development property in Jupiter, Florida.
(2)During the year ended December 31, 2020, the Company sold 11 SHOPs located in Michigan, seven of which were transferred to the buyer during the fourth quarter of 2020 and four of which remained classified as held for sale on the Company’s consolidated balance sheet as of December 31, 2020. The remaining four properties were transferred to the buyer in the first quarter of 2021.

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
Acquired intangible assets and liabilities consisted of the following as of the periods presented:

	December 31, 2020			December 31, 2019
(In thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
In-place leases	$241,097	$172,648	$68,449	$229,300	$156,428	$72,872
Market lease assets	14,116	10,845	3,271	13,616	9,501	4,115
Other intangible assets	20,802	1,171	19,631	26,700	1,144	25,556
Total acquired intangible assets	$276,015	$184,664	$91,351	$269,616	$167,073	$102,543
Intangible liabilities:
Market lease liabilities	$22,109	$11,306	$10,803	$21,777	$9,725	$12,052

Schedule of Finite-Lived Intangible Assets
The following table discloses amounts recognized within the consolidated statements of operations and comprehensive loss related to amortization of in-place leases and other intangible assets, amortization and accretion of above-and below-market lease assets and liabilities, net and the amortization of above-and below-market ground leases, for the periods presented:

	Year Ended December 31,
(In thousands)	2020	2019	2018
Amortization of in-place leases and other intangible assets(1)	$15,121	$15,559	$18,851
Accretion of above-and below-market leases, net(2)	$(257)	$(247)	$(39)
Amortization of above-and below-market ground leases, net(3)	$178	$86	$147
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(1)    Reflected within depreciation and amortization expense.
(2)    Reflected within revenue from tenants.
(3)    Reflected within property operating and maintenance expense. Upon adoption of ASC 842 effective January 1, 2019, intangible balances related to ground leases were reclassified to be included as part of the Operating lease right-of-use assets presented on the consolidated balance sheet with no change to placement of the amortization expense of such balances. Refer to Note 2 — Summary of Significant Accounting Policies for additional details.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The following table provides the projected amortization and adjustments to revenue from tenants for the next five years:

(In thousands)	2021	2022	2023	2024	2025
In-place lease assets	$10,904	$8,704	$6,830	$6,070	$4,896
Other intangible assets	613	613	613	613	588
Total to be added to amortization expense	$11,517	$9,317	$7,443	$6,683	$5,484

Above-market lease assets	$(1,299)	$(993)	$(645)	$(307)	$(260)
Below-market lease liabilities	1,388	1,326	1,213	1,062	955
Total to be added to revenue from tenants	$89	$333	$568	$755	$695

Real Estate Sales
The following table summarizes the properties sold during the years ended December 31, 2020, 2019, and 2018:

(In thousands)	Disposition Date	Contract Sale Price	Gain (Loss) on Sale, of Real Estate Investments
2020 Dispositions:
Lutz	December, 2020	$20,000	$3,832
Michigan SHOPs (11 properties) (1)	November 2, 2020	11,750	(908)
Cape Girardeau	March 19, 2020	8,600	2,306
Totals		$40,350	$5,230

2019 Dispositions:
New York Six MOBs (1 property)	August 22, 2019	$13,600	$2,883
Ocean Park (1)	August 1, 2019	3,600	(152)
New York Six MOBs (5 properties)	February 6, 2019	45,000	6,059
Totals		$62,200	$8,790

2018 Dispositions:
Missouri SNF Properties (1)	December 5, 2018	$27,500	$(70)
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(1) These properties were previously impaired. See “Impairments” section below. Represents contract sales price for all 11 properties. Loss on sale relates to the seven properties that were transferred to the buyer in the fourth quarter of 2020 (see below for additional information).
The following is a summary of impairments taken during the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
(In thousands)	2020	2019	2018
Assets held for sale	$19,570	$22,634	$18,255
Assets held for use	16,876	33,335	2,400
Total	$36,446	$55,969	$20,655

Schedule of Assets Held for Sale
The following table details the major classes of assets associated with the properties that have been classified as held for sale as of December 31, 2020 and 2019:

	December 31,
(In thousands)	2020 (1)	2019 (2)
Land	$145	$4,051
Buildings, fixtures and improvements	(55)	66,788
Assets held for sale	$90	$70,839
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(1) Assets held for sale as of December 31, 2020 relates to four Michigan SHOPs.
(2) Assets held for sale as of December 31, 2019 relates to the original 14 Michigan SHOPs under the PSA entered into in January 2020 (see below for additional information).